Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
File Number	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
Local Phone Number	533-0065
Written Communications	false
Soliciting material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
ExTransition Period	false